united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 101.0%
	AGRICULTURE - 7.6%
40,366	Archer-Daniels-Midland Co. (a)	$ 1,702,234
28,288	Bunge Ltd. (a)	1,675,498
30,494	Universal Corp. (a)	1,775,361
		5,153,093
	BEVERAGES - 5.1%
111,987	Cott Corp. (a)	1,595,815
16,510	Molson Coors Brewing Co. (a)	1,812,798
		3,408,613
	BIOTECHNOLOGY - 5.3%
10,760	Bio-Rad Laboratories, Inc. * (a)	1,762,596
551,804	PDL BioPharma, Inc. (a)	1,848,543
		3,611,139
	COSMETICS/PERSONAL CARE - 2.6%
22,459	Edgewell Personal Care Co. * (a)	1,785,940

	FOOD - 22.7%
40,075	Cal-Maine Foods, Inc. (a)	1,544,491
29,366	Fresh Del Monte Produce, Inc. (a)	1,759,023
48,084	Hain Celestial Group, Inc. * (a)	1,710,829
14,370	J&J Snack Foods Corp. (a)	1,711,754
12,379	JM Smucker Co. (a)	1,677,850
39,663	Mondelez International, Inc. (a)	1,741,206
50,976	Snyder's-Lance, Inc. (a)	1,711,774
46,310	Tootsie Roll Industries, Inc. (a)	1,705,597
23,291	Tyson Foods, Inc. (a)	1,739,139
		15,301,663
	HEALTHCARE-PRODUCTS - 33.2%
41,599	Abbott Laboratories (a)	1,759,222
39,801	Alere, Inc. * (a)	1,720,995
18,942	Analogic Corp. (a)	1,678,261
103,451	AngioDynamics, Inc. * (a)	1,814,531
36,319	Baxter International, Inc. (a)	1,728,784
44,187	CONMED Corp. (a)	1,770,131
8,929	Cooper Cos., Inc. (a)	1,600,613
96,507	CryoLife, Inc. (a)	1,695,628
45,927	Haemonetics Corp. * (a)	1,663,017
29,028	Hill-Rom Holdings, Inc. (a)	1,799,155
19,845	Integra LifeSciences Holdings Corp. * (a)	1,638,205
19,962	Medtronic PLC (a)	1,724,717
13,755	Zimmer Biomet Holdings, Inc. (a)	1,788,425
		22,381,684
	PHARMACEUTICALS - 21.6%
6,901	Allergan plc * (a)	1,589,369
22,257	Mallinckrodt PLC * (a)	1,553,093
27,358	Merck & Co., Inc. (a)	1,707,413
41,169	Mylan NV * (a)	1,569,362
50,547	Owens & Minor, Inc. (a)	1,755,497
18,225	Perrigo Co. PLC (a)	1,682,714
49,924	Pfizer, Inc. (a)	1,690,926
32,767	Teva Pharmaceutical Industries, Ltd. - ADR (a)	1,507,610
62,042	Valeant Pharmaceuticals International, Inc. * (a)	1,523,131
		14,579,115

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	RETAIL - 2.9%
29,917	Nu Skin Enterprises, Inc. (a)	$ 1,938,023

	TOTAL COMMON STOCK (Cost - $67,744,654)	68,159,270

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 101.0% (Cost - $67,744,654) (b)	$ 68,159,270
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (17.5) % (Proceeds - $11,124,525) (b)	(11,791,394)
	OTHER ASSETS LESS LIABILITIES - 16.5%	11,089,308
	NET ASSETS - 100.0%	$ 67,457,184

	COMMON STOCK SOLD SHORT* - (17.5) %
	AUTO PARTS & EQUIPMENT - (1.6) %
(24,563)	Mobileye NV	(1,045,647)

	BIOTECHNOLOGY - (2.4) %
(17,324)	BioMarin Pharmaceutical, Inc.	(1,602,816)

	CHEMICALS - (1.6) %
(45,044)	Mosaic Co.	(1,101,776)

	INSURANCE - (2.4) %
(34,300)	Lincoln National Corp.	(1,611,414)

	INTERNET - (1.7) %
(6,150)	LinkedIn Corp.	(1,175,388)

	OIL & GAS - (2.0) %
(33,296)	Marathon Petroleum Corp.	(1,351,485)

	PHARMACEUTICALS - (1.8) %
(12,792)	Perrigo Co. PLC	(1,181,085)

	PIPELINES - (4.0) %
(94,222)	Energy Transfer Equity LP	(1,581,988)
(33,662)	MPLX LP	(1,139,795)
		(2,721,783)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $11,124,525)	$ (11,791,394)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** The rate shown represents the rate at September 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $58,349,021 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,996,845
	Unrealized depreciation:	(2,380,802)
	Net unrealized depreciation:	$ (383,957)

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 75.6%
	ADVERTISING - 0.6%
1,017	Omnicom Group, Inc. (a)	$ 86,445

	AEROSPACE/DEFENSE - 1.9%
765	Boeing Co. (a)	100,781
414	Lockheed Martin Corp. (a)	99,244
855	United Technologies Corp. (a)	86,868
		286,893
	AGRICULTURE - 2.4%
1,961	Altria Group, Inc. (a)	123,994
1,504	Philip Morris International, Inc. (a)	146,219
2,014	Reynolds American, Inc. (a)	94,960
		365,173
	BANKS - 3.6%
1,278	Bank of Hawaii Corp. (a)	92,808
2,284	Bank of Montreal (a)	149,762
1,317	JPMorgan Chase & Co. (a)	87,699
2,347	Royal Bank of Canada (a)	145,420
1,741	Wells Fargo & Co. (a)	77,091
		552,780
	BEVERAGES - 1.2%
2,191	Coca-Cola Co. (a)	92,723
891	PepsiCo, Inc. (a)	96,914
		189,637
	CHEMICALS - 4.6%
3,406	CF Industries Holdings, Inc. (a)	82,936
2,247	Dow Chemical Co. (a)	116,462
1,418	LyondellBasell Industries NV (a)	114,376
17,307	Potash Corp of Saskatchewan, Inc. (a)	282,450
815	Praxair, Inc. (a)	98,476
		694,700
	COMMERCIAL SERVICES - 0.8%
5,691	Western Union Co. (a)	118,487

	COMPUTERS - 4.2%
789	International Business Machines Corp. (a)	125,333
9,761	Seagate Technology PLC (a)	376,287
2,277	Western Digital Corp. (a)	133,136
		634,756
	COSMETICS/PERSONAL CARE - 0.8%
1,322	Procter & Gamble Co. (a)	118,649

	DISTRIBUTION/WHOLESALE - 0.5%
1,893	Fastenal Co. (a)	79,090

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
2,882	Eaton Vance Corp. (a)	112,542
3,498	Federated Investors, Inc. (a)	103,646
8,660	NorthStar Asset Management Group, Inc. (a)	111,974
1,207	T Rowe Price Group, Inc. (a)	80,265
9,753	Waddell & Reed Financial, Inc. (a)	177,114
		585,541
	ELECTRIC - 0.8%
2,895	Public Service Enterprise Group, Inc. (a)	121,214

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
2,445	Emerson Electric Co. (a)	$ 133,277

	ELECTRONICS - 1.3%
4,154	Garmin, Ltd. (a)	199,849

	FOOD - 2.8%
4,604	Cal-Maine Foods, Inc. (a)	177,438
4,585	Flowers Foods, Inc. (a)	69,325
1,557	General Mills, Inc. (a)	99,461
900	Hershey Co. (a)	86,040
		432,264
	HOME FURNISHINGS - 0.6%
1,945	Leggett & Platt, Inc. (a)	88,653

	HOUSEWARES - 1.2%
2,789	Tupperware Brands Corp. (a)	182,317

	INSURANCE - 4.9%
1,272	Aflac, Inc. (a)	91,419
2,340	First American Financial Corp. (a)	91,915
2,197	MetLife, Inc. (a)	97,613
6,641	Old Republic International Corp. (a)	117,014
2,431	Principal Financial Group, Inc. (a)	125,221
1,397	Prudential Financial, Inc. (a)	114,065
3,346	Sun Life Financial, Inc. (a)	108,879
		746,126
	LODGING - 1.6%
4,151	Las Vegas Sands Corp. (a)	238,849

	MACHINERY-DIVERSIFIED - 1.7%
1,234	Cummins, Inc. (a)	158,137
781	Rockwell Automation, Inc. (a)	95,548
		253,685
	MINING - 0.7%
1,450	Compass Minerals International, Inc. (a)	106,865

	MISCELLANEOUS MANUFACTURING - 1.2%
518	3M Co. (a)	91,287
1,323	Dover Corp. (a)	97,426
		188,713
	OFFICE/BUSINESS EQUIPMENT - 0.8%
6,258	Pitney Bowes, Inc. (a)	113,645

	OIL & GAS - 3.5%
4,004	HollyFrontier Corp. (a)	98,098
1,099	Phillips 66 (a)	88,524
1,658	Valero Energy Corp. (a)	87,874
9,944	Western Refining, Inc. (a)	263,118
		537,614
	OIL & GAS SERVICES - 0.5%
2,814	Oceaneering International, Inc. (a)	77,413

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	PACKAGING & CONTAINERS - 0.9%
1,640	Packaging Corp. of America (a)	$ 133,266

	PHARMACEUTICALS - 3.0%
1,965	AbbVie, Inc. (a)	123,933
836	Johnson & Johnson (a)	98,757
1,988	Merck & Co., Inc. (a)	124,071
3,428	Pfizer, Inc. (a)	116,106
		462,867
	PIPELINES - 2.9%
1,625	EQT Midstream Partners LP (a)	123,809
2,118	Magellan Midstream Partners LP (a)	149,827
5,131	MPLX LP (a)	173,736
		447,372
	REAL ESTATE INVESTMENT TRUSTS - 0.7%
1,391	Taubman Centers, Inc. (a)	103,504

	RETAIL - 11.5%
6,626	American Eagle Outfitters, Inc. (a)	118,340
3,038	Best Buy Co., Inc. (a)	115,991
1,912	Brinker International, Inc. (a)	96,422
3,435	Coach, Inc. (a)	125,584
746	Cracker Barrel Old Country Store, Inc. (a)	98,636
5,064	DSW, Inc. (a)	103,711
5,625	GameStop Corp. (a)	155,194
6,546	Gap, Inc. (a)	145,583
954	Genuine Parts Co. (a)	95,829
3,971	Macy's, Inc. (a)	147,126
791	McDonald's Corp. (a)	91,250
1,304	MSC Industrial Direct Co., Inc. (a)	95,727
2,511	Nordstrom, Inc. (a)	130,271
31,963	Pier 1 Imports, Inc. (a)	135,523
1,447	Wal-Mart Stores, Inc. (a)	104,358
		1,759,545
	SEMICONDUCTORS - 4.4%
1,570	Analog Devices, Inc. (a)	101,186
2,833	Intel Corp. (a)	106,946
1,891	Linear Technology Corp. (a)	112,117
2,251	QUALCOMM, Inc. (a)	154,194
1,438	Texas Instruments, Inc. (a)	100,919
1,764	Xilinx, Inc. (a)	95,856
		671,218
	SOFTWARE - 1.5%
3,461	CA, Inc. (a)	114,490
1,868	Paychex, Inc. (a)	108,101
		222,591
	TELECOMMUNICATIONS - 0.7%
3,405	Cisco Systems, Inc. (a)	108,007

	TOYS/GAMES/HOBBIES - 0.5%
1,012	Hasbro, Inc. (a)	80,282

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	TRANSPORTATION - 2.6%
1,194	CH Robinson Worldwide, Inc. (a)	$ 84,129
3,431	CSX Corp. (a)	104,645
1,077	Union Pacific Corp. (a)	105,040
948	UPS, Inc. (a)	103,673
		397,487

	TOTAL COMMON STOCK (Cost - $11,017,204)	11,518,774

Principal
	BONDS & NOTES - 26.5%
	AGRICULTURE - 2.0%
$ 350,000	Alliance One International, Inc., 9.875%, 7/15/21 (a)	298,375

	COMMERCIAL SERVICES - 2.6%
400,000	Rent-A-Center, Inc., 6.625%, 11/15/20 (a)	388,000

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
315,000	Navient Corp., 5.500%, 1/15/19 (a)	320,512

	ELECTRIC - 4.6%
400,000	GenOn Energy, Inc., 9.875%, 10/15/20 (a)	300,000
400,000	NRG Energy, Inc., 6.625%, 3/15/23 (a)	406,000
		706,000
	ENTERTAINMENT - 2.0%
300,000	AMC Entertainment, Inc., 5.750%, 6/15/25 (a)	304,500

	HEALTHCARE-SERVICES - 1.9%
300,000	Select Medical Corp., 6.375%, 6/1/21 (a)	296,625

	HOLDING COMPANIES-DIVERSIFIED - 2.1%
300,000	Leucadia National Corp., 5.500%, 10/18/23 (a)	314,461

	OIL & GAS - 2.5%
410,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (a)	387,963

	RETAIL - 2.0%
300,000	QVC, Inc., 4.375%, 3/15/23 (a)	301,222

	TELECOMMUNICATIONS - 4.7%
370,000	Sprint Corp., 7.250%, 9/15/21 (a)	373,238
340,000	Windstream Services LLC, 7.750%, 10/15/20 (a)	347,650
		720,888

	TOTAL BONDS & NOTES (Cost - $3,596,255)	4,038,546

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 102.1% (Cost - $14,613,459) (b)	$ 15,557,320
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (11.1) % (Proceeds - $1,411,540) (b)	(1,696,680)
	OTHER ASSETS LESS LIABILITIES - 9.0%	1,382,108
	NET ASSETS - 100.0%	$ 15,242,748

	INVESTMENTS IN SECURITIES SOLD SHORT* - (11.1) %
	COMMON STOCK SOLD SHORT - (2.3) %
	TRANSPORTATION - (2.3) %
(17,000)	Golar LNG Ltd.	(360,400)
	TOTAL COMMON STOCK SOLD SHORT (Proceeds $283,038)

	REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (8.8) %
(16,000)	American Capital Agency Corp.	(312,640)
(22,199)	Annaly Capital Management, Inc.	(233,090)
(26,000)	New Residential Investment Corp.	(359,060)
(19,000)	Senior Housing Properties Trust	(431,490)

	TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT (Proceeds $1,128,502)	(1,336,280)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,411,540)	$ (1,696,680)

LLC - Limited Liability Company.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $13,200,094 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,296,894
	Unrealized depreciation:	(636,348)
	Net unrealized appreciation:	$ 660,546

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 57.6%
	AGRICULTURE - 2.2%
3,470	Altria Group, Inc. (a)	$ 219,408

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
3,926	American Express Co. (a)	251,421
4,460	Discover Financial Services (a)	252,213
6,861	Nelnet, Inc. (a)	276,979
		780,613
	ELECTRIC - 2.8%
7,945	Brookfield Infrastructure Partners LP (a)	275,215

	ENTERTAINMENT - 2.4%
4,157	Cedar Fair LP (a)	238,154

	FOOD - 4.4%
3,619	Campbell Soup Co. (a)	197,959
7,052	Snyder's-Lance, Inc. (a)	236,806
		434,765
	GAS - 2.4%
5,151	AmeriGas Partners LP (a)	235,195

	INSURANCE - 4.9%
1,318	Everest Re Group Ltd. (a)	250,380
2,017	Travelers Cos., Inc. (a)	231,047
		481,427
	OIL & GAS - 7.8%
36,716	Alon USA Energy, Inc. (a)	295,931
10,039	HollyFrontier Corp. (a)	245,956
19,037	Stone Energy Corp. * (a)	226,160
		768,047
	PIPELINES - 7.0%
3,387	Buckeye Partners LP (a)	242,509
12,320	NGL Energy Partners LP (a)	232,109
5,070	Spectra Energy Partners LP (a)	221,508
		696,126
	RETAIL - 4.7%
1,533	Costco Wholesale Corp. (a)	233,798
5,000	World Fuel Services Corp. (a)	231,300
		465,098
	TELECOMMUNICATIONS - 11.1%
15,285	General Communication, Inc. * (a)	210,169
4,635	Level 3 Communications, Inc. * (a)	214,971
6,143	Shenandoah Telecommunications Co. (a)	167,151
22,462	TIM Participacoes SA - ADR (a)	274,935
4,300	Verizon Communications, Inc. (a)	223,514
		1,090,740

	TOTAL COMMON STOCK (Cost - $5,817,553)	5,684,788

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	EXCHANGE-TRADED FUNDS - 31.8%
53,138	WisdomTree Emerging Currency Strategy Fund * (a)	$ 967,112
27,900	PowerShares DB Energy Fund * (a)	345,123
27,000	United States Diesel-Heating Oil Fund LP * (a) (b)	416,961
49,010	United States Natural Gas Fund LP * (a)	409,723
16,199	SPDR Barclays Intermediate Term Treasury ETF (a)	993,647

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $3,166,334)	3,132,566

	REAL ESTATE INVESTMENT TRUSTS - 12.1%
5,006	DuPont Fabros Technology, Inc. (a)	206,498
8,165	Equity Commonwealth * (a)	246,746
8,844	Mack-Cali Realty Corp. (a)	240,734
4,874	Prologis, Inc. (a)	260,954
10,995	Retail Opportunity Investments Corp. (a)	241,450

	TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $1,163,334)	1,196,382

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 101.5% (Cost - $10,147,221) (c)	$ 10,013,736
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (10.5) % (Proceeds - $865,702) (c)	(1,032,245)
	OTHER ASSETS LESS LIABILITIES - 9.0%	883,672
	NET ASSETS - 100.0%	$ 9,865,163

	INVESTMENTS IN SECURITIES SOLD SHORT* - (10.5) %
	COMMON STOCK SOLD SHORT - (10.5) %
	INTERNET - (8.4) %
(2,758)	Alibaba Group Holding Ltd. - ADR	(291,769)
(10,287)	Autohome, Inc. - ADR	(249,460)
(19,145)	Vipshop Holdings Ltd. - ADR	(280,857)
		(822,086)

	LEISURE TIME - (2.1) %
(7,244)	Qunar Cayman Islands Ltd. - ADR	(210,076)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $865,569)	(1,032,162)

	EXCHANGE-TRADED FUND SOLD SHORT - (0.0) %
(10)	United States Natural Gas Fund LP	(83)
	TOTAL EXCHANGE-TRADED FUND SOLD SHORT (Proceeds - $133)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $865,702)	$ (1,032,245)

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund
LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2016.
(b) Affiliated security - AmericaFirst Tactical Alpha Fund holds in excess of 5% of outstanding voting securities of the exchange traded fund.
(c) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $9,281,519 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 224,308
	Unrealized depreciation:	(524,336)
	Net unrealized depreciation:	$ (300,028)

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 74.0%
	AIRLINES - 0.3%
80,929	American Airlines Group, Inc. * (a)	$ 75,264

	AUTO MANUFACTURERS - 1.1%
21,150	Ford Motor Co. (a)	255,280

	BIOTECHNOLOGY - 4.7%
1,502	Biogen, Inc. * (a)	470,171
4,373	Gilead Sciences, Inc. (a)	345,992
11,878	Myriad Genetics, Inc. * (a)	244,449
		1,060,612
	COMMERCIAL SERVICES - 3.0%
8,465	United Rentals, Inc. * (a)	664,418

	COMPUTERS - 7.9%
45,185	HP, Inc. (a)	701,723
20,336	NCR Corp. * (a)	654,616
11,612	NetApp, Inc. (a)	415,942
		1,772,281
	DISTRIBUTION/WHOLESALE - 2.6%
16,392	Ingram Micro, Inc. (a)	584,539

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
4,827	American Express Co. (a)	309,121
5,459	Discover Financial Services (a)	308,706
8,482	Nelnet, Inc. (a)	342,418
		960,245
	ELECTRIC - 6.2%
24,745	Calpine Corp. * (a)	312,777
10,417	FirstEnergy Corp. (a)	344,594
23,334	NRG Yield, Inc. (a)	395,745
10,326	PNM Resources, Inc. (a)	337,867
		1,390,983
	ELECTRONICS - 4.0%
8,306	Methode Electronics, Inc. (a)	290,461
6,561	Plexus Corp. * (a)	306,924
10,680	Sanmina Corp. * (a)	304,060
		901,445
	FOOD - 5.6%
8,127	Cal-Maine Foods, Inc. (a)	313,215
14,274	Pilgrim's Pride Corp. (a)	301,467
4,347	Post Holdings, Inc. * (a)	335,458
3,489	TreeHouse Foods, Inc. * (a)	304,206
		1,254,346
	GAS - 1.5%
6,352	National Fuel Gas Co. (a)	343,453

	HEALTHCARE-PRODUCTS - 1.8%
10,545	Hologic, Inc. * (a)	409,462

	HEALTHCARE-SERVICES - 2.5%
7,412	HCA Holdings, Inc. * (a)	560,570

	HOLDING COMPANIES-DIVERSIFIED - 1.9%
26,384	HRG Group, Inc. * (a)	414,229

	HOME FURNISHINGS - 1.2%
12,507	Select Comfort Corp. * (a)	270,151

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	INSURANCE - 5.9%
26,642	Assured Guaranty Ltd. (a)	$ 739,315
1,610	Everest Re Group Ltd. (a)	305,852
2,462	Travelers Cos., Inc. (a)	282,022
		1,327,189
	INTERNET - 1.9%
81,493	Groupon, Inc. * (a)	419,689

	PHARMACEUTICALS - 1.5%
12,568	Akorn, Inc. * (a)	342,604

	RETAIL - 5.0%
11,261	Big Lots, Inc. (a)	537,713
3,327	Children's Place, Inc. (a)	265,727
13,241	Finish Line, Inc. (a)	305,602
		1,109,042
	SOFTWARE - 1.3%
8,694	CA, Inc. (a)	287,597

	TELECOMMUNICATIONS- 9.8%
19,162	General Communication, Inc. * (a)	263,477
10,278	InterDigital, Inc. (a)	814,018
5,847	Level 3 Communications, Inc. * (a)	271,184
7,762	Shenandoah Telecommunications Co. (a)	211,204
28,339	TIM Participacoes SA - ADR (a)	346,869
5,433	Verizon Communications, Inc. (a)	282,407
		2,189,159

	TOTAL COMMON STOCK (Cost - $16,164,968)	16,592,558

	EXCHANGE-TRADED NOTE - 3.9%
17,206	iPath Bloomberg Sugar Subindex Total Return ETN * (a)	879,227
	TOTAL EXCHANGE-TRADED NOTE (Cost - $614,467)

	EXCHANGE-TRADED FUNDS - 6.5%
7,900	iShares 20+ Year Treasury Bond ETF (a)	1,086,329
33,500	United States Oil Fund LP *	366,155
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,397,888)	1,452,484

	REAL ESTATE INVESTMENT TRUSTS - 6.7%
6,292	DuPont Fabros Technology, Inc. (a)	259,545
10,233	Equity Commonwealth * (a)	309,241
11,125	Mack-Cali Realty Corp. (a)	302,822
6,120	Prologis, Inc. (a)	327,665
13,807	Retail Opportunity Investments Corp. (a)	303,202

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $1,460,950)	1,502,475

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
749,902	Dreyfus Cash Management, Institutional Shares, 0.20% **	749,902
	TOTAL SHORT-TERM INVESTMENTS (Cost - $749,902)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 94.4% (Cost - $20,388,175) (b)	$ 21,176,646
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (20.7) % (Proceeds - $4,559,958) (b)	(4,641,150)
	OTHER ASSETS LESS LIABILITIES - 26.3%	5,887,903
	NET ASSETS - 100.0%	$ 22,423,399

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares			Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (20.7) %
	COMMON STOCK SOLD SHORT - (13.3) %
	AUTO PARTS & EQUIPMENT - (2.3) %
(12,093)	Mobileye NV		$ (514,799)

	BIOTECHNOLOGY - (2.9) %
(7,172)	BioMarin Pharmaceutical, Inc.		(663,554)

	INSURANCE - (3.0) %
(14,392)	Lincoln National Corp.		(676,136)

	LEISURE TIME - (0.2) %
(4,486)	Marine Products Corp.		(40,239)

	PIPELINES - (2.4) %
(15,800)	MPLX LP		(534,988)

	PHARMACEUTICALS - (2.5) %
(6,020)	Perrigo Co. PLC		(555,827)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $3,411,789)		(2,985,543)

	EXCHANGE-TRADED NOTE SOLD SHORT - (2.5) %
(14,750)	iPATH S&P 500 VIX Mid-Term Futures ETN		(557,697)
	TOTAL EXCHANGE-TRADED NOTE SOLD SHORT (Proceeds - $673,625)

	EXCHANGE-.TRADED FUNDS SOLD SHORT - (4.9) %
(2,750)	SPDR Gold Shares		(345,510)
(90,000)	United States Natural Gas Fund LP		(752,400)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds - $474,544)		(1,097,910)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $4,559,958)		$ (4,641,150)

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $16,620,352 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,465,261
		Unrealized depreciation:	(1,380,405)
	Net unrealized appreciation:		$ 84,856

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016
Principal			Value
	BONDS & NOTES - 94.7%
	CORPORATE BONDS - 25.1%
	BANKS - 15.0%
$ 775,000	Credit Suisse Nassau, 4.00%, 4/28/31		$ 802,146
400,000	HSBC Holdings PLC, 4.25%, 3/14/24		413,254
			1,215,400
	COMPUTERS - 4.7%
400,000	EMC Corp., 2.65%, 6/1/20		384,874

	PHARMACEUTICALS - 5.4%
400,000	Pfizer, Inc., 3.40%, 5/15/24		436,721

	TOTAL CORPORATE BONDS (Cost - $1,992,656)		2,036,995

	GOVERNMENT BONDS - 69.6%
	AGENCY - 6.3%
500,000	Fannie Mae, 2.125%, 4/24/26		509,484

	SOVEREIGN - 63.3%
900,000	U.S. Treasury Bond, 6.125%, 8/15/29		1,353,779
1,000,000	U.S. Treasury Bond, 6.750%, 8/15/26		1,472,246
1,000,000	U.S. Treasury Bond, 7.625%, 2/15/25		1,485,098
400,000	U.S. Treasury Note, 1.625%, 5/15/26		400,609
400,000	U.S. Treasury Note, 2.250%, 11/15/25		422,328
			5,134,060

	TOTAL GOVERNMENT BONDS (Cost - $5,580,702)		5,643,544

	TOTAL BONDS & NOTES (Cost - $7,573,358)		7,680,539

	TOTAL INVESTMENTS - 94.7% (Cost - $7,573,358) (a)		$ 7,680,539
	OTHER ASSETS LESS LIABILITIES - 5.3%		429,090
	NET ASSETS - 100.0%		$ 8,109,629

PLC - Public Limited Company.
* The rate shown represents the rate at September 30, 2016 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,905,765 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 113,459
		Unrealized depreciation:	(6,278)
	Net unrealized appreciation		$ 107,181

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investmentts or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange-Traded Funds – The Portfolios may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 68,159,270	$ -	$ -	$ 68,159,270
Total	$ 68,159,270	$ -	$ -	$ 68,159,270

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 11,791,394	$ -	$ -	$ 11,791,394
Total	$ 11,791,394	$ -	$ -	$ 11,791,394

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,518,774	$ -	$ -	$ 11,518,774
Bonds & Notes	-	4,038,546	-	4,038,546
Total	$ 11,518,774	$ 4,038,546	$ -	$ 15,557,320

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 360,400	$ -	$ -	$ 360,400
Real Estate Investment Trusts Sold Short	1,336,280	-	-	1,336,280
Total	$ 1,696,680	$ -	$ -	$ 1,696,680

AmericaFirst Tactical Alpha Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,684,788	$ -	$ -	$ 5,684,788
Exchange-Traded Funds	3,132,566	-	-	3,132,566
Real Estate Investment Trusts	1,196,382	-	-	1,196,382
Total	$ 10,013,736	$ -	$ -	$ 10,013,736

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 1,032,162	$ -	$ -	$ 1,032,162
Exchange-Traded Fund Sold Short	83	-	-	83
Total	$ 1,032,245	$ -	$ -	$ 1,032,245

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,517,294	$ 75,264	$ -	$ 16,592,558
Exchange-Traded Note	$ 879,227	-	-	879,227
Exchange-Traded Funds	1,452,484	-	-	1,452,484
Real Estate Investment Trusts	1,502,475	-	-	1,502,475
Short-Term Investments	749,902	-	-	749,902
Total	$ 21,101,382	$ 75,264	$ -	$ 21,176,646

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 2,985,543	$ -	$ -	$ 2,985,543
Exchange-Traded Note Sold Short	$ 557,697	-	-	557,697
Exchange-Traded Funds Sold Short	1,097,910	-	-	1,097,910
Total	$ 4,641,150	$ -	$ -	$ 4,641,150

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 2,036,995	$ -	$ 2,036,995
Government Bonds	-	5,643,544	-	5,643,544
Total	$ -	$ 7,680,539	$ -	$ 7,680,539

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/16

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 11/25/16